Fair Value Measurements - Impaired Collateral-Dependent Loans and Other Real Estate Owned Measured at Fair Value on a Nonrecurring Basis (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Losses Recorded During the Period	$ 14	$ 2,591
Commercial Loans [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Losses Recorded During the Period	9	1,213
Fair Value on a Nonrecurring Basis [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Other real estate owned amount	32	41
Fair Value of Loan	902	598
Total Losses	717	719
Losses Recorded During the Period		2
Fair Value on a Nonrecurring Basis [Member] | Commercial Loans [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value of Loan	452	94
Total Losses	72	74
Losses Recorded During the Period		2
Fair Value on a Nonrecurring Basis [Member] | Level 3 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Other real estate owned amount	32	41
Fair Value of Loan	902	598
Fair Value on a Nonrecurring Basis [Member] | Level 3 [Member] | Commercial Loans [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value of Loan	452	94
Fair Value on a Nonrecurring Basis [Member] | Commercial Real Estate and Multi-Family [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value of Loan	450	504
Total Losses	645	645
Fair Value on a Nonrecurring Basis [Member] | Commercial Real Estate and Multi-Family [Member] | Level 3 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value of Loan	$ 450	$ 504